Summary of Significant Accounting Policies - Schedule of property and equipment (Details)	Jun. 30, 2023	Dec. 31, 2022
Manufacturing Equipment Member
Schedule of Property and Equipment, Net
Total asset category	10 years	10 years
Office furniture | Minimum
Schedule of Property and Equipment, Net
Total asset category	3 years	3 years
Office furniture | Maximum
Schedule of Property and Equipment, Net
Total asset category	7 years	7 years
Research And Development Equipment Member
Schedule of Property and Equipment, Net
Total asset category	7 years	7 years